Balance Sheet Components - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Indefinite-lived Intangible Assets [Line Items]
Intangible assets	$ 3,048	$ 3,048	$ 3,048
In-process research and development
Indefinite-lived Intangible Assets [Line Items]
Intangible assets	$ 3,048	$ 3,048	$ 3,048